Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 8: CASH AND CASH EQUIVALENTS

Cash at the end of the financial year as shown in the statements of cash flows is reconciled to items in the Consolidated Statement of Financial Position as follows:

	2023 A$	2022 A$
Current
Cash at bank and on hand	18,250,255	33,564,857
	18,250,255	33,564,857

The weighted average interest rate on these deposits is 3.2% per annum (2022: 1.15% per annum).